MIDCAP FUND SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.6%			$53,848,081
(COST $44,833,395)

Communication Services - 4.1%			2,204,433
Entertainment - 4.1%
Take-Two Interactive Software, Inc. (a)		6,345	902,259
Warner Bros. Discovery, Inc. (a)		99,100	1,302,174

Consumer Discretionary - 9.7%			5,277,643
Distributors - 1.8%
LKQ Corp.		13,790	724,389
Pool Corp.		775	283,340
Hotels, Restaurants & Leisure - 0.8%
Noodles & Co. (a)		155,487	432,254
Household Durables - 2.4%
Newell Brands, Inc.		43,251	457,596
TopBuild Corp. (a)		2,890	838,331
Leisure Products - 1.1%
Topgolf Callaway Brands Corp. (a)		33,000	575,520
Specialty Retail - 1.6%
Best Buy Co., Inc.		6,400	489,280
Duluth Holdings Inc. Class B (a)		60,725	385,907
Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands, Inc.		52,655	276,439
Levi Strauss & Co. Class A		16,300	224,451
Skechers U.S.A., Inc. Class A (a)		11,730	590,136

Consumer Staples - 6.9%			3,713,213
Consumer Staples Distribution - 4.5%
Performance Food Group Co. (a)		16,775	1,042,231
Walgreens Boots Alliance, Inc.		55,345	1,400,782
Food Products - 1.0%
Tyson Foods, Inc. Class A		10,200	543,354
Household Products - 1.4%
Energizer Holdings, Inc.		21,160	726,846

Energy - 3.4%			1,820,226
Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp.		9,090	336,330
Cheniere Energy, Inc.		4,850	791,520
Pioneer Natural Resources Co.		2,910	692,376

Financials - 18.8%			10,182,645
Banks - 7.9%
Associated Banc-Corp		47,708	826,780
Citizens Financial Group, Inc.		19,920	560,350
New York Community Bancorp, Inc.		47,621	584,786
PNC Financial Services Group, Inc.		4,330	522,761
Regions Financial Corp.		14,525	266,388
Truist Financial Corp.		16,781	512,660
Zions Bancorporation, N.A.		27,655	981,752
Capital Markets - 4.1%
Northern Trust Corp.		12,785	972,555
State Street Corp.		9,145	628,627
The Charles Schwab Corp.		10,355	612,498
Consumer Finance - 3.9%
Bread Financial Holdings Inc.		31,525	1,184,709
Discover Financial Services		10,579	952,851
Financial Services - 1.4%
Fiserv, Inc. (a)		6,118	742,664
Insurance - 0.0% ^
F&G Annuities & Life, Inc.		825	23,356
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Annaly Capital Management, Inc.		39,956	809,908

Health Care - 12.8%			6,902,716
Biotechnology - 3.5%
Exact Sciences Corp. (a)		11,465	959,277
Neurocrine Biosciences, Inc. (a)		8,275	901,065
Health Care Equipment & Supplies - 1.0%
Accelerate Diagnostics, Inc. (a)		11,390	79,844
Teleflex Inc.		2,140	455,264
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)		5,035	388,198
AMN Healthcare Services, Inc. (a)		6,075	536,908
Henry Schein, Inc. (a)		3,125	239,187
Premier, Inc. Class A		21,030	452,776
Pharmaceuticals - 5.3%
Bausch Health Cos., Inc. (a)		43,380	361,789
Green Thumb Industries Inc. (a)		95,500	892,925
Jazz Pharmaceuticals PLC (a)		5,220	748,339
Viatris Inc.		82,525	887,144

Industrials - 16.8%			9,067,405
Building Products - 3.5%
A.O. Smith Corp.		9,890	717,025
The AZEK Co Inc. (a)		19,515	663,705
Trane Technologies PLC		2,235	458,756
Commercial Services & Supplies - 1.0%
Steelcase Inc. Class A		61,710	559,710
Construction & Engineering - 2.1%
MasTec, Inc. (a)		5,990	595,945
Willscot Mobile Mini Holdings Corp. (a)		12,591	516,483
Electrical Equipment - 2.5%
Generac Holdings Inc. (a)		7,800	926,718
Regal Rexnord Corp.		2,665	432,236
Machinery - 5.0%
Hillenbrand, Inc.		10,565	511,769
Ingersoll-Rand Inc.		2,332	162,331
Kornit Digital Ltd. (a)		32,745	728,904
Mueller Water Products, Inc. Class A		30,225	426,777
SPX Technologies, Inc. (a)		3,230	255,235
Xylem, Inc.		6,144	636,150
Professional Services - 2.7%
Equifax Inc.		2,750	568,425
SS&C Technologies Holdings, Inc.		15,800	907,236

Information Technology - 15.4%			8,336,275
Communications Equipment - 4.3%
Calix, Inc. (a)		21,975	1,022,057
Lumentum Holdings Inc. (a)		10,915	590,829
Viavi Solutions Inc. (a)		66,001	689,710
Electronic Equipment, Instruments & Components - 2.9%
Coherent Corp. (a)		18,200	684,866
Corning Inc.		11,450	375,789
Keysight Technologies, Inc. (a)		3,955	527,201
Semiconductors & Semiconductor Equipment - 4.5%
Infineon Technologies A.G. ADR		16,820	603,502
Marvell Technology, Inc.		13,275	773,269
NXP Semiconductors N.V.		5,180	1,065,630
Software - 2.7%
Black Knight, Inc. (a)		8,390	635,626
CrowdStrike Holdings, Inc. Class A (a)		5,085	829,008
Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage, Inc. Class A (a)		14,725	538,788

Materials - 3.3%			1,783,235
Containers & Packaging - 2.3%
Berry Global Group, Inc.		8,965	585,773
O-I Glass, Inc. (a)		34,000	675,240
Metals & Mining - 1.0%
Freeport-McMoRan Inc.		13,085	522,222

Real Estate - 7.4%			4,018,698
Diversified REITs - 1.1%
Global Net Lease, Inc. (a)		52,295	593,548
Health Care REITs - 1.0%
Omega Healthcare Investors, Inc.		17,305	550,645
Hotel & Resort REITs - 2.5%
Host Hotels & Resorts Inc.		32,125	507,254
Park Hotels & Resorts Inc.		67,300	863,459
Office REITs - 1.0%
Alexandria Real Estate Equities, Inc.		4,760	553,778
Real Estate Management & Development - 1.8%
Colliers Int'l. Group Inc.		5,800	669,668
FirstService Corp.		1,855	280,346

Utilities - 1.0%			541,592
Electric Utilities - 1.0%
Xcel Energy, Inc.		9,480	541,592

SHORT-TERM INVESTMENTS - 0.2%			100,000
(COST $100,000)

Money Market Funds - 0.2%			100,000
First American Government Obligations Fund Class X, 5.25% (b)		100,000	100,000

TOTAL INVESTMENTS - 99.8% (COST $44,933,395)			53,948,081

NET OTHER ASSETS AND LIABILITIES - 0.2%			134,351

NET ASSETS - 100.0%			$54,082,432

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2023.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

Common Stocks
Communication services	$2,204,433	$–	$–	$2,204,433
Consumer discretionary	5,277,643	–	–	5,277,643
Consumer staples	3,713,213	–	–	3,713,213
Energy	1,820,226	–	–	1,820,226
Financials	10,182,645	–	–	10,182,645
Health care	6,902,716	–	–	6,902,716
Industrials	9,067,405	–	–	9,067,405
Information technology	8,336,275	–	–	8,336,275
Materials	1,783,235	–	–	1,783,235
Real Estate	4,018,698	–	–	4,018,698
Utilities	541,592	–	–	541,592
Total common stocks	53,848,081	–	–	53,848,081
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$53,948,081	$–	$–	$53,948,081

The Fund did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2023.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2023

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.